Joint Ventures and Equity Investments (Balance Sheets for the Company's Joint Ventures) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014		Jun. 09, 2014	Dec. 31, 2013
Assets:
Other assets	$ 10,699	$ 23,063			$ 7,030
Total assets	2,451,727	1,500,000			491,663
Liabilities and members' equity:
Other liabilities	7,849	8,263			852
Liabilities and members' equity	2,451,727	1,500,000			491,663
Bank of America Portfolio [Member]
Liabilities and members' equity:
Business acquisition, percentage of voting interests acquired				50.00%
Corporate Joint Venture [Member]
Assets:
Real estate assets, net	158,781	46,575	[1]		305,798
Other assets	41,709	15,225	[1]		100,560
Total assets	200,490	61,800	[1]		406,358
Liabilities and members' equity:
Mortgages payable	107,737	41,000	[1]		241,000
Other liabilities	17,892	16,602	[1]		84,608
Members' equity	74,861	4,198	[1]		80,750
Liabilities and members' equity	$ 200,490	$ 61,800	[1]		$ 406,358

[1]	The Consolidated Balance Sheet as of December 31, 2014 represents the Company's interests in the Philips joint venture and the Gramercy European Property Fund, whereas the Consolidated Balance Sheet as of December 31, 2013 represents the Company's interests in the Philips joint venture and the Bank of America Portfolio joint venture because the Bank of America Portfolio was consolidated into the Company's Consolidated Balance subsequent to the Company's acquisition of the remaining 50% equity interest in the Bank of America Portfolio on June 9, 2014. The Gramercy European Property Fund commenced in December 2014 and does not have any balance sheet contribution as of December 31, 2014.